ACAP STRATEGIC FUND
350 Madison Avenue, 20th Floor
New York, NY 10017

June 8, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	ACAP Strategic Fund (the “Fund”)
(File Nos. 333-238985 and 811-22312)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in the Fund’s N-2 filing that was filed electronically with the Securities and Exchange Commission on June 5, 2020.

Please call me at (212) 716-6575 if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

By: /s/ Jennifer Shufro
Name: Jennifer Shufro
Title: Chief Compliance Officer, Chief Legal
Officer, Vice President and Secretary